EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	$ 3,647		$ 3,555	$ 3,685
Equity method income (loss)	44	$ (70)	(64)	60	$ (179)
Provision (benefit) for income taxes	10	(69)	344	248	(140)
Equity Method Investment, Quoted Market Value			537
Gain (loss) on disposition of business			$ 71
Nonconsolidated Investees, Other
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage			15.00%
Aero Alliance
Schedule of Equity Method Investments [Line Items]
Equity method investment balance			$ 510	472
Equity method income (loss)			$ 38	55	0
Equity method investment ownership percentage			50.00%
Investment in Commercial Energy Projects and Investments with Strategic Partners
Schedule of Equity Method Investments [Line Items]
Impairment charges			$ 108	43	159
Operating segments | Power
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	1,011		1,003	935
Equity method income (loss)	11	11	78	17	28
Operating segments | Wind
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	47		46	59
Equity method income (loss)	1	(3)	(2)	8	21
Operating segments | Electrification
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	820		788	717
Equity method income (loss)	30	13	77	24	19
Other
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	1,769		1,718	1,974
Equity method income (loss)	2	$ (90)	(217)	$ 11	$ (247)
Other | Financial Services Business, renewable energy tax equity investments
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	1,244		1,227
Provision (benefit) for income taxes	$ 53		$ 43